Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plan [Abstract]
Profit Sharing and Retirement Savings Plan, plan expense	$ 60.5	$ 110.1	$ 71.7
Unfunded obligation	15.6	14.1
Benefit (expense) associated with early retiree medical plan	$ (1.1)	$ 0.6	$ 0.6
Discount rate used to calculate expenses	4.40%	3.80%	4.60%
Health care cost trend rate	7.10%	6.50%	6.60%
Health care cost trend rate	4.50%
Year that trend rate is projected to reach ultimate rate	2037